Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)	Quarterly Financial Information (Unaudited)

(in Millions, Except Share and Per Share Data)	2018				2017
	1Q	2Q	3Q	4Q	1Q	2Q	3Q	4Q
Revenue	$1,107.9	$1,154.4	$923.6	$1,099.4	$530.4	$582.8	$551.8	$866.2
Gross margin	502.5	490.4	395.2	491.7	189.2	204.0	223.6	335.0
Income (loss) from continuing operations before equity in (earnings) loss of affiliates, non-operating pension and postretirement charges (income), interest expense, net and income taxes	325.0	133.3	105.1	177.5	43.6	43.4	37.1	34.4
Income (loss) from continuing operations (1)	230.2	99.8	50.9	156.7	27.6	36.5	42.2	(239.4)
Discontinued operations, net of income taxes (2)	39.4	32.7	23.9	(122.1)	(151.4)	38.8	13.6	770.5
Net income (loss)	$269.6	$132.5	$74.8	$34.6	$(123.8)	$75.3	$55.8	$531.1
Less: Net income (loss) attributable to noncontrolling interests	2.4	2.8	2.0	2.2	0.4	0.6	0.6	1.0
Net income (loss) attributable to FMC stockholders	$267.2	$129.7	$72.8	$32.4	$(124.2)	$74.7	$55.2	$530.1
Amounts attributable to FMC stockholders:
Continuing operations, net of income taxes	$227.8	$97.0	$48.9	$157.7	$27.1	$36.0	$41.7	$(240.5)
Discontinued operations, net of income taxes	39.4	32.7	23.9	(125.3)	(151.3)	38.7	13.5	770.6
Net income (loss)	$267.2	$129.7	$72.8	$32.4	$(124.2)	$74.7	$55.2	$530.1
Basic earnings (loss) per common share attributable to FMC stockholders (3):
Continuing operations	$1.69	$0.72	$0.36	$1.17	$0.20	$0.28	$0.31	$(1.79)
Discontinued operations	0.29	0.24	0.18	(0.93)	(1.13)	0.28	0.10	5.73
Basic net income (loss) per common share	$1.98	$0.96	$0.54	$0.24	$(0.93)	$0.56	$0.41	$3.94
Diluted earnings (loss) per common share attributable to FMC stockholders (3):
Continuing operations	$1.67	$0.72	$0.36	$1.17	$0.20	$0.28	$0.31	$(1.79)
Discontinued operations	0.29	0.24	0.18	(0.93)	(1.12)	0.28	0.10	5.73
Diluted net income (loss) per common share	$1.96	$0.96	$0.54	$0.24	$(0.92)	$0.56	$0.41	$3.94
Weighted average shares outstanding:
Basic	134.6	134.8	134.9	133.7	134.0	134.2	134.4	134.5
Diluted	136.2	136.2	136.4	135.1	135.1	135.6	135.9	134.5
 ____________________

(1)	The Company recorded a provisional income tax expense of $303.6 million as a result of the enactment of the Act during the fourth quarter of 2017. See Note 12 for more details.

(2)
In the first quarter of 2017, we recorded an impairment charge associated with our discontinued Omega-3 business. In the fourth quarter of 2017, we recorded a gain on sale of the FMC Health and Nutrition business. See Note 10 for more details.

(3)
The sum of quarterly earnings per common share may differ from the full-year amount.